Note M - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 2016	$3,989
New loans	1,085
Repayments	(528)
Other changes	1,399
Total loans at December 31, 2016	$5,945